Subsequent Events - Additional Information (Detail) - Subsequent Event - Convertible Notes $ / shares in Units, $ in Millions	Apr. 12, 2018 USD ($) $ / shares shares
Subsequent Event [Line Items]
Amount of convertible notes converted | $	$ 25
Stock issued during period, shares, conversion of convertible securities	542,771
American Depositary Share
Subsequent Event [Line Items]
Stock issued during period, shares, conversion of convertible securities	1,085,542
Debt instrument, initial conversion price | $ / shares	$ 23.03